UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement
                                   [  ]  adds new holdings
entries.
Institutional Investment Manage Filing this Report:

Name:     SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Manager Systems/Business Admin.
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo  Stamford, CT  August 11, 2003

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 15,754,473
Form 13F Information Table Value Total: $293,753

List of Other Included Managers:
01
02
03


FORM 13F INFORMATION TABLE
	Title		Value	Shares     SH/	Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT   PRN	Authority
Accenture Ltd-CL A	COM	G1150G111	72 	4,000 	SH	NONE
Actuant Corp - CL A	COM	00508X203	3,871 	81,800 	SH	NONE
Advanced Energy Industries	COM	007973100	807 	56,400 	SH	NONE
Aeropostale Inc	COM	007865108	3,869 	180,100 	SH	NONE
Affiliated Computer Svcs-A	COM	008190100	288 	6,300 	SH	NONE
Affiliated Managers Group	COM	008252108	4,690 	76,950 	SH	NONE
AirTran Holdings Inc	COM	00949P108	4,325 	413,050 	SH	NONE
Albany Intl Corp-CL A	COM	012348108	2,695 	98,350 	SH	NONE
Alliance Gaming Corp	COM	01859P609	3,663 	193,700 	SH	NONE
Amdocs Ltd	COM	G02602103	350 	14,600 	SH	NONE
Anthem Inc	COM	03674B104	301 	3,900 	SH	NONE
Apollo Group Inc-CL A	COM	037604105	321 	5,200 	SH	NONE
ATI Technologies Inc	COM	001941103	204 	20,000 	SH	NONE
Atrix Labs Inc.	COM	04962L101	679 	30,900 	SH	NONE
Autozone Inc	COM	053332102	281 	3,700 	SH	NONE
Axcelis Technologies Inc	COM	054540109	2,369 	387,800 	SH	NONE
Barr Laboratories Inc	COM	068306109	147 	2,250 	SH	NONE
Big 5 Sporting Goods Corp	COM	08915P101	7,230 	574,750 	SH	NONE
Biomarin Pharmaceutical Inc.	COM	09061G101	3,069 	314,450 	SH	NONE
Biovail Corp	COM	09067J109	292 	6,200 	SH	NONE
BJ Services Co	COM	055482103	269 	7,200 	SH	NONE
Boyd Gaming Corp	COM	103304101	7,470 	432,800 	SH	NONE
Bruker Biosciences Corp.	COM	116794108	545 	101,900 	SH	NONE
Caci International Inc -CL A	COM	127190304	4,202 	122,500 	SH	NONE
California Pizza Kitchen Inc	COM	13054D109	6,044 	279,950 	SH	NONE
CBRL Group Inc	COM	12489V106	373 	9,600 	SH	NONE
Centillium Communications Inc	COM	152319109	4,156 	424,550 	SH	NONE
Ceradyne Inc.	COM	156710105	1,661 	89,288 	SH	NONE
Chicago Bridge & Iron - NY SHR	COM	167250109	2,575 	113,550 	SH	NONE
Chico's Fas Inc	COM	168615102	3,582 	170,150 	SH	NONE
Circor International Inc	COM	17273K109	4,015 	225,200 	SH	NONE
Circuit City Stores Inc	COM	172737108	5,214 	592,500 	SH	NONE
Coach Inc	COM	189754104	328 	6,600 	SH	NONE
Cognizant Tech Solutions Crp	COM	192446102	3,865 	158,450 	SH	NONE
Computer Learning Centers	COM	205199102	0 	1,661 	SH	NONE
Comstock Resources Inc.	COM	205768203	1,692 	123,650 	SH	NONE
Concord Communications Inc	COM	206186108	3,843 	278,900 	SH	NONE
Corinthian Colleges Inc	COM	218868107	8,230 	170,350 	SH	NONE
Cornell Companies Inc	COM	219141108	4,669 	308,400 	SH	NONE
Corrections Corp of America	COM	22025Y407	3,983 	157,250 	SH	NONE
Coventry Health Care Inc	COM	222862104	4,461 	96,650 	SH	NONE
Cumulus Media Inc-CL A	COM	231082108	2 	102 	SH	NONE
Diamond Offshore Drilling	COM	25271C102	269 	12,800 	SH	NONE
Digital River Inc.	COM	25388B104	2,754 	143,800 	SH	NONE
Dollar Tree Stores Inc	COM	256747106	159 	5,000 	SH	NONE
DSP Group Inc	COM	23332B106	3,491 	160,450 	SH	NONE
DST Systems Inc	COM	233326107	144 	3,800 	SH	NONE
Dynamex Inc	COM	26784F103	20 	3,009 	SH	NONE
Electronic Arts Inc	COM	285512109	310 	4,200 	SH	NONE
Emmis Communications -CL A	COM	291525103	5,547 	239,800 	SH	NONE
Express Scripts Inc	COM	302182100	294 	4,300 	SH	NONE
Extended Stay America Inc	COM	30224P101	3,696 	274,000 	SH	NONE
Fairmont Hotels & Resorts	COM	305204109	304 	13,000 	SH	NONE
Frontier Airlines Inc.	COM	359065109	4,695 	518,800 	SH	NONE
FTI Consulting Inc	COM	302941109	5,212 	208,724 	SH	NONE
Gamestop Corp	COM	36466R101	8,037 	622,050 	SH	NONE
Gap Inc/The	COM	364760108	326 	17,400 	SH	NONE
Gevity HR Inc.	COM	374393106	3,840 	325,950 	SH	NONE
Gray Television Inc	COM	389375106	4,238 	341,750 	SH	NONE
Grey Wolf Inc.	COM	397888108	1,185 	293,250 	SH	NONE
Health Net Inc	COM	42222G108	336 	10,200 	SH	NONE
Hollywood Entertainment Corp	COM	436141105	3,337 	191,900 	SH	NONE
Host Marriott Corp.	COM	44107P104	314 	34,300 	SH	NONE
Hot Topic Inc	COM	441339108	3,807 	141,200 	SH	NONE
Icos Corp.	COM	449295104	358 	9,700 	SH	NONE
IMPAX Laboratories Inc.	COM	45256B101	1,015 	85,000 	SH	NONE
InteractiveCorp	COM	45840Q101	197 	5,000 	SH	NONE
Intl Rectifier Corp	COM	460254105	4,173 	155,600 	SH	NONE
IPayment Inc	COM	46262E105	4,146 	173,900 	SH	NONE
Jetblue Airways Corp	COM	477143101	378 	9,000 	SH	NONE
Lamar Advertising Co	COM	512815101	497 	14,000 	SH	NONE
Landry's Restaurants Inc	COM	51508L103	8,679 	367,750 	SH	NONE
Lawson Software Inc	COM	520780107	4,094 	528,950 	SH	NONE
Ligand Pharmaceuticals - CL B	COM	53220K207	4,875 	358,750 	SH	NONE
Lin TV Corp-CL A	COM	532774106	5,972 	253,600 	SH	NONE
Martek Biosciences Corp.	COM	572901106	4,540 	105,750 	SH	NONE
Medical Staffing Network Holdi	COM	58463F104	3,363 	480,400 	SH	NONE
Medicines Company	COM	584688105	3,282 	168,200 	SH	NONE
Medimmune Inc.	COM	584699102	316 	8,700 	SH	NONE
Men Warehouse	COM	587118100	4,108 	188,000 	SH	NONE
Mercury General Corp	COM	589400100	288 	6,300 	SH	NONE
MGI Pharma Inc.	COM	552880106	2,012 	78,650 	SH	NONE
MGM Mirage	COM	552953101	325 	9,500 	SH	NONE
Micrel Inc	COM	594793101	3,135 	301,450 	SH	NONE
Mid Atlantic Medical Svcs	COM	59523C107	7,173 	137,150 	SH	NONE
Millipore Corp	COM	601073109	315 	7,100 	SH	NONE
Moody's Corp	COM	615369105	306 	5,800 	SH	NONE
Mothers Work Inc	COM	619903107	1,922 	71,800 	SH	NONE
MSC Industrial Direct Co-A	COM	553530106	3,537 	197,600 	SH	NONE
Nabors Industries Ltd	COM	g6359f103	257 	6,500 	SH	NONE
National Semiconductor Corp	COM	637640103	272 	13,800 	SH	NONE
NPS Pharmaceuticals Inc	COM	62936P103	3,140 	129,000 	SH	NONE
Odyssey Healthcare Inc	COM	67611V101	6,146 	166,099 	SH	NONE
Omnicom Group	COM	681919106	172 	2,400 	SH	NONE
OpticNet Inc	COM	683868103	0 	5,100 	SH	NONE
O'Reilly Automotive Inc	COM	686091109	7,452 	222,650 	SH	NONE
Pacer International Inc.	COM	69373H106	4,263 	226,150 	SH	NONE
Patterson Dental Company	COM	703412106	395 	8,700 	SH	NONE
Penn National Gaming Inc	COM	707569109	3,973 	193,600 	SH	NONE
Penwest Pharmaceuticals Co	COM	709754105	2,759 	113,200 	SH	NONE
Performance Food Group Co	COM	713755106	3,818 	103,200 	SH	NONE
PF Chang's China Bistro Inc	COM	69333Y108	3,924 	79,750 	SH	NONE
Pinnacle Systems Inc	COM	723481107	7,393 	690,950 	SH	NONE
QLT Inc.	COM	746927102	3,459 	272,400 	SH	NONE
RealNetworks Inc.	COM	75605L104	2,741 	405,450 	SH	NONE
RecordLab Corporation	COM	75626L109	0 	5,488 	SH	NONE
Regis Corp	COM	758932107	3,791 	130,500 	SH	NONE
Resources Connection Inc	COM	76122Q105	3,945 	165,250 	SH	NONE
Roadway Corp	COM	769742107	2,621 	91,847 	SH	NONE
Ryanair Holdings 	COM	783513104	319 	7,100 	SH	NONE
Sabre Holdings Corp	COM	785905100	311 	12,600 	SH	NONE
Scansoft Inc.	COM	80603p107	1,625 	298,800 	SH	NONE
SEI Investments Company	COM	784117103	2,578 	80,600 	SH	NONE
Sepracor Inc.	COM	817315104	3,118 	173,900 	SH	NONE
SLM Corp	COM	78442P106	270 	6,900 	SH	NONE
Southwest Airlines	COM	844741108	275 	16,000 	SH	NONE
Southwestern Energy Co	COM	845467109	1,674 	111,550 	SH	NONE
Sprint Corp - PCS Group	COM	852061506	323 	56,200 	SH	NONE
SPSS Inc	COM	78462K102	642 	38,700 	SH	NONE
St Jude Medical Inc	COM	790849103	311 	5,400 	SH	NONE
Station Casinos Inc	COM	857689103	3,718 	147,250 	SH	NONE
Strayer Education Inc	COM	863236105	6,284 	79,000 	SH	NONE
Taro Pharmaceutical Industries	COM	M8737E108	6,128 	111,350 	SH	NONE
Techne Corp	COM	878377100	4,261 	140,400 	SH	NONE
Teva Pharmaceutical-SP ADR	COM	881624209	171 	3,000 	SH	NONE
United Online Inc.	COM	911268100	4,367 	172,350 	SH	NONE
United Surgical Partners Int	COM	913016309	3,107 	137,650 	SH	NONE
Varian Medical Systems Inc	COM	92220P105	282 	4,900 	SH	NONE
Vicuron Pharmaceuticals Inc.	COM	926471103	391 	27,500 	SH	NONE
VistaCare Inc-CL A	COM	92839Y109	4,062 	166,000 	SH	NONE
VISX Inc	COM	92844S105	3,697 	213,100 	SH	NONE
Vivus Inc	COM	928551100	0 	90 	SH	NONE
Whitehall Jewelers Inc	COM	965063100	3,340 	368,200 	SH	NONE
Wintrust Financial Corp	COM	97650W108	3,363 	112,900 	SH	NONE
Wynn Resorts Ltd.	COM	983134107	3,434 	193,600 	SH	NONE
Yankee Candle Co	COM	984757104	4,196 	180,700 	SH	NONE
Yellow Corp	COM	985509108	6,250 	268,342 	SH	NONE